Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Inventory [Abstract]
Finished goods	$ 46,208	$ 88,362
Raw materials	182,994	237,556
Work-In-Process	7,688	41,449
Total	$ 236,890	$ 367,367	$ 122,175